PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property Plant And Equipment [Line Items]
Sub-total	¥ 196,023	¥ 281,845
Less: accumulated depreciation	(94,108)	(137,353)
Total	101,915	144,492		$ 15,993
Depreciation expenses	14,994	24,477	¥ 18,481
Impairment loss of property and equipment	1,127	0
Buildings
Property Plant And Equipment [Line Items]
Sub-total	76,790	128,659
Motor vehicles
Property Plant And Equipment [Line Items]
Sub-total	3,333	4,147
Office and computer equipment
Property Plant And Equipment [Line Items]
Sub-total	47,691	59,372
Leasehold improvements
Property Plant And Equipment [Line Items]
Sub-total	¥ 68,209	¥ 89,667